INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The Company’s income before income taxes consists of:
	Year ended June 30,
	2015	2016	2017

PRC	$134,657	$142,900	$105,331
Non-PRC	(9,430)	(5,158)	(22,976)

	$125,227	$137,742	$83,355

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2015	2016	2017

Current income tax expense (benefit)
PRC	16,074	10,590	12,911
Non-PRC	5,120	4,110	(658)
	$21,194	$14,700	$12,253
Deferred income tax expense (benefit)
PRC	5,834	(196)	2,616
Non-PRC	(988)	(266)	(483)
	$4,846	(462)	2,133
	$26,040	$14,238	$14,386

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2015	2016	2017
Income before income taxes	$125,227	$137,742	$83,355

Expected income tax expense at statutory tax rate in the PRC	31,307	34,436	20,838
Effect of different tax rates in various jurisdictions	1,286	2,109	2,627
Effect of preferential tax treatment	(12,453)	(12,296)	(10,650)
Effect of non-taxable income	(6,770)	(4,985)	-
Effect of additional deductible research and development expenses	(2,772)	(4,716)	(2,385)
Effect of non-deductible expenses	8,402	5,569	4,608
Effect of change in tax rate	(4,191)	(6,613)	(4,835)
Change in valuation allowance	1,475	540	3,964
Tax rate differential on deferred tax items	3,139	(587)	2,056
Withholding tax on dividend paid by subsidiaries	6,028	1,252	(2,799)
Others	589	(471)	962
Total	$26,040	$14,238	$14,386

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2016	2017

Deferred tax assets, current
Allowance for doubtful accounts	$9,838	$9,172
Inventory provision	205	179
Provision for contract loss	917	694
Long-term assets	13	13
Deferred revenue	3,522	3,220
Deferred subsidies	1,020	1,654
Warranty liabilities	1,322	829
Recognition of intangible assets	57	(2)
Accrued payroll	960	998
Net operating loss carry forward	6,361	9,801
Valuation allowance	(6,307)	(10,160)
Total deferred tax assets, current	$17,908	$16,398

Deferred tax liabilities, current
Costs and estimated earnings in excess of billings	$(16,068)	$(10,071)
Recognition of intangible assets	(1,060)	-
PRC dividend withholding tax	(3,010)	(2,949)
Others	(24)	2
Total deferred tax liabilities, current	$(20,162)	$(13,018)

Net deferred tax assets, current	$6,659	$7,730
Net deferred tax liabilities, current	$(8,913)	$(4,350)

Deferred tax assets, non-current
Long-term assets	$699	$112
Deferred subsidies	2,642	333
Net operating loss carryforward	-	1,573
Warranty liabilities	874	332
Others	(16)	192
Total deferred tax assets, non-current	$4,199	$2,542

Deferred tax liabilities, non-current
Share of net gains of equity investees	$(1,733)	$(2,520)
Property, plant and equipment	-	(38)
Intangible assets and other non-current assets	(330)	(5,552)
Total deferred tax liabilities, non-current	$(2,063)	$(8,110)

Net deferred tax assets-non-current	$2,195	$1,121
Net deferred tax liabilities-non-current	$(59)	$(6,689)